CORRESPONDENT CASH RESERVES
--------------------------------------------------------------------------------

To Our Shareholders:

The Correspondent Cash Reserves Money Market and Tax Free Portfolios are open-ended, diversified money market funds that seek to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity, and, in the case of the Tax Free Portfolios, exempt from federal income tax.**

The Money Market Portfolio, which continues to exceed $1 billion in assets under management, invests in a diversified selection of very high quality, short-term money market obligations, such as U.S. Treasury bills, short-term corporate obligations and commercial paper. The Tax Free Portfolio, launched on October 7, 1996, invests in a wide variety of short-term tax-exempt securities issued by state, county and municipal authorities.* The Portfolios may invest in instruments rated in either of the top two ratings categories established by nationally recognized services.

Immediately following this letter, you'll find a pie chart analysis of the Portfolios, as well as their performance for the six-month period. A schedule of the portfolios' investments is included in the financial report that follows the performance table. These investments are actively monitored to ensure that they maintain their quality status and suitability.

ECONOMIC OVERVIEW

Economic growth surged in the first quarter of 1997 to an annual rate of 5.9%. As a pre-emptive strike against inflation, the Federal Reserve Board raised short-term interest rates from 5.25% to 5.50%, its first action in more than a year. The economy slowed sufficiently in the second quarter to require no further Fed action, at least through July. Despite the seven-year economic expansion and the lowest unemployment rate since the early 1970s, there are no real signs of inflation. Because of the healthy economy, tax revenues have surged, shrinking the federal budget deficit. The government's reduced need to borrow is exerting downward pressure on interest rates.

INTEREST-RATE ENVIRONMENT

Although long-term interest rates have been volatile, the money market interest rate environment has stayed relatively quiet. During the six-month period, one-month commercial paper yielded about 5.5%, while one-year product was yielding about 5.9%. Because of the good news on inflation, the yield spread between one-month and one-year paper narrowed considerably during the period. However, supply-and-demand conditions change rapidly in the tax-exempt market, and so tax-exempt yields have been more volatile.

INVESTMENT STRATEGY

Because inflation seems to be under control, we have the confidence to extend the average maturity of the Money Market Portfolio to 63 days as of June 30, 1997, approximately five to ten days beyond what we understood the Fund's peers to be doing. During the period, we also shifted some of the portfolio from commercial paper to banking securities. By employing these strategies, we are able to obtain slightly higher yields without sacrificing quality or liquidity. In addition, the portfolio's securities with longer maturities become more valuable in a falling interest rate environment.

The Tax Free Portfolio currently maintains a maturity of about 48 days and is managed to provide safety, convenience and federal tax-free income to shareholders.
---------------
** An investment in the Portfolios is neither insured nor guaranteed by the U.S.
   Government. Yields will fluctuate, and there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

 * The Tax Free Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

--------------------------------------------------------------------------------

                             Portfolio Composition*

                                  [PIE CHART]
                             MONEY MARKET PORTFOLIO

                     Bank Obligations                  45%
                     Commercial Paper                  29%
                     Short-Term Corporate Obligations  11%
                     Repurchase Agreements              8%
                     U.S. Treasury Agencies             7%

                                  [PIE CHART]
                               TAX FREE PORTFOLIO

                     Commercial Paper                  28%
                     Tax-Exempt Note                   18%
                     Variable-Rate Demand Notes        50%
                     Tax-Exempt Puts                    4%

* The composition of the Portfolios is subject to change. Percentages are based on net assets.

                                  PERFORMANCE

As of June 30, 1997, the 7-day and 30-day yields for the Portfolios were as follows:

                                                             7-DAY   30-DAY
                                                             YIELD   YIELD
                                                             -----   ------
        Money Market Portfolio*............................  4.69%    4.70%
        Tax Free Portfolio*................................  3.18%    3.00%

* For the current 7-day yield as of June 30, 1997, the Portfolio's service contractors voluntarily waived a portion of their fees. If the service contractors had not waived a portion of their fees, the 7-day yield shown would have been 4.59% for the Money Market Portfolio and 2.74% for the Tax Free Portfolio. These voluntary waivers may be modified or terminated at any time, which would reduce the performance. Yields will vary with market conditions, and past performance is not a guarantee of future results.

  Investments in the Portfolios are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       S&P/MOODY'S                        PRINCIPAL     AMORTIZED
                                                         RATINGS               MATURITY    AMOUNT          COST
                                                       (UNAUDITED)      RATE     DATE       (000)        (NOTE 2)
                                                   -------------------  ----   --------   ---------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 7.0%
  Federal Home Loan Bank.........................       Aaa/AAA**       5.90%  10/16/97    $ 6,000    $    6,000,000
  Federal Home Loan Bank.........................       Aaa/AAA**       5.63   12/26/97      8,000         8,000,000
  Federal Home Loan Bank.........................       Aaa/AAA**       5.80    2/5/98       6,000         6,000,000
  Federal Home Loan Bank.........................       Aaa/AAA**       5.88   2/12/98       5,000         5,000,000
  Federal Home Loan Bank.........................       Aaa/AAA**       5.88   3/19/98       8,000         8,000,000
  Federal Home Loan Bank.........................       Aaa/AAA**       5.90   3/19/98       4,050         4,050,000
  Federal Home Loan Bank.........................       Aaa/AAA**       6.13   5/22/98       5,600         5,600,000
  Federal National Mortgage Assoc................       Aaa/AAA**       5.27*   7/1/97       9,000         8,994,851
  Student Loan Marketing Assoc...................       Aaa/AAA**       5.63   12/24/97     10,000        10,000,000
  Student Loan Marketing Assoc...................       Aaa/AAA**       5.75    1/8/98       4,000         4,000,000
  Student Loan Marketing Assoc...................       Aaa/AAA**       5.75   1/23/98       5,000         5,000,000
  Student Loan Marketing Assoc...................       Aaa/AAA**       5.85   3/20/98       5,850         5,850,000
                                                                                                      --------------
Total U.S. Government and Agency Obligations
  (cost $76,494,851).............................                                                         76,494,851
                                                                                                      --------------
BANK NOTES -- 5.1%
DOMESTIC -- 5.1%
  Bank of America NT & SA........................       A-1+/P-1        5.55%  7/24/97     $20,000    $   20,000,000
  Bank of America NT & SA........................       A-1+/P-1        5.52   11/21/97      6,900         6,899,453
  Bank of America -- Illinois....................       A-1+/P-1        5.66   12/30/97      8,000         7,998,471
  Bank of America -- Illinois....................       A-1+/P-1        6.15    5/5/98       5,000         4,999,958
  Comerica Bank NA, -- Detroit...................        A-1/P-1        6.15   7/11/97       5,000         5,000,000
  FCC National Bank..............................       A-1+/P-1        6.00   7/18/97       5,000         4,999,962
  Key Bank, NA...................................        A-1/P-1        5.60   11/4/97       5,000         5,000,116
                                                                                                      --------------
Total Bank Notes (cost $54,897,960)..............                                                         54,897,960
                                                                                                      --------------

                                                                       Continued

                                                       S&P/MOODY'S                        PRINCIPAL     AMORTIZED
                                                         RATINGS               MATURITY    AMOUNT          COST
                                                       (UNAUDITED)      RATE     DATE       (000)        (NOTE 2)
                                                       -----------      ----   --------   ---------   --------------
CERTIFICATES OF DEPOSIT -- 17.7%
DOMESTIC -- 3.9%
  Bankers Trust Co...............................        A-1/P-1        6.00%  3/24/98     $ 5,000    $    4,995,826
  Bankers Trust Co...............................        A-1/P-1        6.28   4/30/98      10,000        10,001,583
  Bankers Trust Co...............................        A-1/P-1        6.19   5/26/98       5,000         4,999,141
  Bankers Trust Co...............................        A-1/P-1        6.16    6/2/98       7,000         6,998,156
  Bankers Trust NY Corp..........................        A-1/P-1        5.40*   7/1/97      15,000        14,997,347
                                                                                                      --------------
                                                                                                          41,992,053
                                                                                                      --------------
YANKEE -- 13.8%
  ABN Amro Bank N.V..............................       A-1+/P-1        5.50   12/4/97       7,000         6,994,348
  ABN Amro Bank N.V..............................       A-1+/P-1        6.14    5/1/98      10,000         9,998,327
  Canadian Imperial Bank of Commerce.............       A-1+/P-1        5.76   2/27/98       4,000         3,997,701
  Commerzbank AG.................................       A-1+/P-1        5.48   8/11/97       3,600         3,600,107
  Creditanstalt Bankverein.......................        A-1/P-1        6.08    6/4/98       6,000         6,003,769
  Deutsche Bank AG...............................       A-1+/P-1        5.54   7/11/97       6,000         5,999,964
  Deutsche Bank AG...............................       A-1+/P-1        5.54   7/14/97      10,000         9,999,925
  Deutsche Bank AG...............................       A-1+/P-1        5.50   7/21/97      15,000        14,998,567
  Deutsche Bank AG...............................       A-1+/P-1        5.56   7/21/97      15,000        15,000,000
  Rabobank Nederland.............................    A-1+/P-1(IBCA)     5.98   3/20/98       5,000         4,999,314
  Skandinaviska Enskilda Banken..................      A-2/P-1/A-1      5.58    7/9/97      10,000        10,000,022
  Skandinaviska Enskilda Banken..................      A-2/P-1/A-1      5.59   7/16/97      20,000        20,000,082
  Societe Generale...............................       A-1+/P-1        5.47   7/11/97       6,000         6,000,029
  Societe Generale...............................       A-1+/P-1        5.72   10/21/97      7,000         7,000,000
  Societe Generale...............................       A-1+/P-1        5.60   11/12/97      7,000         7,000,562
  Societe Generale...............................       A-1+/P-1        5.72    1/6/98       5,000         4,998,760
  Societe Generale...............................       A-1+/P-1        5.85    3/3/98       2,000         1,999,486
  Societe Generale...............................       A-1+/P-1        6.35   4/15/98       4,000         4,001,404
  Societe Generale...............................       A-1+/P-1        6.20   5/12/98       3,000         3,000,663
  Societe Generale...............................       A-1+/P-1        5.90   6/16/98       5,000         4,995,372
                                                                                                      --------------
                                                                                                         150,588,402
                                                                                                      --------------
Total Certificates of Deposit (cost
  $192,580,455)..................................                                                        192,580,455
                                                                                                      --------------

                                                                       Continued

                                                       S&P/MOODY'S                        PRINCIPAL     AMORTIZED
                                                         RATINGS               MATURITY    AMOUNT          COST
                                                       (UNAUDITED)      RATE     DATE       (000)        (NOTE 2)
                                                       -----------      ----   --------   ---------   --------------
COMMERCIAL PAPER -- 49.3%
ASSET BACKED -- 9.3%
  Asset Securitization Cooperative Corp..........       A-1+/P-1        5.62%   7/1/97     $15,000    $   14,999,999
  Asset Securitization Cooperative Corp..........       A-1+/P-1        5.55   7/24/97      10,000         9,964,542
  Enterprise Funding Corp........................       A-1+/P-1        5.59    7/3/97      10,000         9,996,894
  Enterprise Funding Corp........................       A-1+/P-1        5.57    7/9/97      20,626        20,600,469
  Falcon Asset Securitization Corp...............        A-1/P-1        5.55    7/9/97      11,432        11,417,901
  New Center Asset Trust.........................       A-1+/P-1        5.55   7/22/97       5,000         4,983,813
  New Center Asset Trust.........................       A-1+/P-1        5.55   7/28/97       1,000           995,838
  Triple A One Funding...........................        A-1/P-1        5.57   7/15/97      12,385        12,358,173
  Triple A One Funding...........................        A-1/P-1        5.56   7/21/97      15,000        14,953,666
                                                                                                      --------------
                                                                                                         100,271,295
                                                                                                      --------------
AUTO-TRUCK -- 5.5%
  Ford Motor Credit Corp.........................        A-1/P-1        5.54    7/7/97      40,000        39,963,066
  General Motors Acceptance Corp.................      P-1/D-1(c)       5.56   7/15/97      15,000        14,967,567
  Hertz Corp.....................................        A-1/P-1        5.53    7/9/97       5,000         4,993,856
                                                                                                      --------------
                                                                                                          59,924,489
                                                                                                      --------------
BANKING -- 21.4%
  BBL North America, Inc.........................        A-1/P-1        5.56    7/2/97       5,000         4,999,228
  BBL North America, Inc.........................        A-1/P-1        5.65   7/28/97      10,000         9,957,625
  BEX America Finance Inc........................        A-1/P-1        5.57    7/8/97      20,000        19,978,339
  Cariplo Finance Inc............................        A-1/P-1        5.55    7/2/97      10,000         9,998,458
  Citicorp.......................................        A-1/P-1        6.25    7/1/97      45,000        44,999,999
  Credit Italiano Delaware, Inc..................        A-1/P-1        5.56   7/17/97      13,000        12,967,876
  Credit Italiano Delaware, Inc..................        A-1/P-1        5.58   7/28/97       5,000         4,979,075
  Cregem North America, Inc......................       A-1+/P-1        5.59   8/18/97       5,000         4,962,733
  Cregem North America, Inc......................       A-1+/P-1        5.60    9/2/97      10,000         9,902,000
  Cregem North America, Inc......................       A-1+/P-1        5.60    9/9/97      10,000         9,891,111
  Den Danske Corp................................        A-1/P-1        5.60    7/2/97       8,500         8,498,678
  Den Danske Corp................................        A-1/P-1        5.56   7/23/97       9,600         9,567,381
  Nordbanken NA, Inc.............................        A-1/P-1        5.44    7/7/97       6,000         5,994,560

                                                                       Continued

                                                       S&P/MOODY'S                        PRINCIPAL     AMORTIZED
                                                         RATINGS               MATURITY    AMOUNT          COST
                                                       (UNAUDITED)      RATE     DATE       (000)        (NOTE 2)
                                                   -------------------  ----   --------   ---------   --------------
  Nordbanken NA, Inc.............................        A-1/P-1        5.62%  12/11/97    $ 9,600    $    9,355,717
  Svenska Handelsbanken Inc......................        A-1/P-1        5.57   7/23/97       5,000         4,982,981
  Unifunding.....................................        A-1/P-1        5.55    7/3/97       5,000         4,998,458
  Unifunding.....................................        A-1/P-1        5.53   7/11/97      13,754        13,732,872
  Unifunding.....................................        A-1/P-1        5.54   7/11/97      17,000        16,973,839
  Unifunding.....................................        A-1/P-1        5.58   9/15/97      15,000        14,823,300
  Vereinsbank Finance (Delaware) Inc.............       A-1+/P-1        5.60    7/9/97      10,000         9,987,556
                                                                                                      --------------
                                                                                                         231,551,786
                                                                                                      --------------
BROKER-DEALER -- 2.7%
  Goldman Sachs Group L.P........................       A-1+/P-1        5.63    7/8/97      10,000         9,989,063
  Merrill Lynch & Co., Inc.......................       A-1+/P-1        5.55   7/17/97      10,000         9,975,333
  Merrill Lynch & Co., Inc.......................       A-1+/P-1        5.56   7/22/97       9,600         9,568,864
                                                                                                      --------------
                                                                                                          29,533,260
                                                                                                      --------------
DRUGS & HEALTHCARE -- 2.3%
  Lilly (Eli) & Co...............................       A-1+/P-1        5.35    7/3/97       8,000         7,997,622
  Lilly (Eli) & Co...............................       A-1+/P-1        5.55   7/14/97      16,500        16,466,931
                                                                                                      --------------
                                                                                                          24,464,553
                                                                                                      --------------
FINANCE-CONDUIT -- 4.5%
  Compagnie Bancaire USA Funding Corp............        A-1/P-1        5.60    7/2/97       6,000         5,999,067
  Compagnie Bancaire USA Funding Corp............        A-1/P-1        5.59   9/19/97       8,500         8,394,411
  SBNSW Delaware Inc.............................       A-1+/P-1        5.57   9/18/97      15,000        14,816,654
  Skandinaviska Enskilda Banken Funding..........  A-2/P-1/A-1+(IBCA)   5.55   7/11/97      20,000        19,969,167
                                                                                                      --------------
                                                                                                          49,179,299
                                                                                                      --------------
FINANCE-SUBSIDIARY -- 1.8%
  National Australia Funding (Delaware) Inc......       A-1+/P-1        5.52    7/9/97      20,000        19,975,467
                                                                                                      --------------
RETAIL-MERCHANDISE -- 1.8%
  Sears Roebuck Acceptance Corp..................    A-2/P-1/D-1(c)     5.54   7/10/97      20,000        19,972,300
                                                                                                      --------------
Total Commercial Paper (cost $534,872,449).......                                                        534,872,449
                                                                                                      --------------
SHORT-TERM CORPORATE OBLIGATIONS -- 11.3%
AUTO-TRUCK -- 0.4%
  Ford Motor Credit Co...........................        A-1/P-1        6.25   2/26/98       4,000         4,010,070
                                                                                                      --------------

                                                                       Continued

                                                       S&P/MOODY'S                        PRINCIPAL     AMORTIZED
                                                         RATINGS               MATURITY    AMOUNT          COST
                                                       (UNAUDITED)      RATE     DATE       (000)        (NOTE 2)
                                                       -----------      ----   --------   ---------   --------------
BROKER-DEALER -- 5.8%
  Bear Stearns Companies, Inc....................        A-1/P-1        5.40%*  7/1/97     $10,000    $   10,000,000
  Bear Stearns Companies, Inc....................        A-1/P-1        5.67*   7/1/97       5,000         5,000,000
  Bear Stearns Companies, Inc....................        A-1/P-1        5.67*   7/1/97      10,000        10,000,000
  Bear Stearns Companies, Inc....................        A-1/P-1        5.97    7/3/97       5,000         5,000,000
  Bear Stearns Companies, Inc....................        A-1/P-1        5.67*  7/28/97       4,000         4,000,000
  Bear Stearns Companies, Inc....................        A-1/P-1        6.00   6/22/98       5,000         5,000,000
  Merrill Lynch & Co., Inc.......................       A-1+/P-1        5.40*   7/1/97       5,000         5,000,000
  Merrill Lynch & Co., Inc.......................       A-1+/P-1        5.68*   7/1/97       8,000         7,999,486
  Merrill Lynch & Co., Inc. CP...................       A-1+/P-1        5.68*   7/1/97       5,000         4,999,395
  Morgan Stanley Group, Inc......................        A-1/P-1        5.76*  5/18/98       5,000         5,000,000
                                                                                                      --------------
                                                                                                          61,998,881
                                                                                                      --------------
FINANCE-CONSUMER -- 0.3%
  Household Finance Corp.........................        A-1/P-1        6.25   10/15/97      3,255         3,260,198
                                                                                                      --------------
FINANCE-DIVERSIFIED -- 0.6%
  CIT Group Holdings, Inc........................        A-1/P-1        5.58*   7/1/97       7,000         6,997,798
                                                                                                      --------------
FOOD, BEVERAGE & TOBACCO -- 0.3%
  Heinz (H.J.) Co................................        A-1/P-1        5.50   9/15/97       2,950         2,949,288
                                                                                                      --------------
INSURANCE -- 0.9%
  Prudential Funding Corp........................       A-1+/P-1        5.66    1/6/98      10,000        10,000,000
                                                                                                      --------------
MISCELLANEOUS -- 3.0%
  Beta Finance Inc...............................       A-1+/P-1        5.80   1/13/98       5,000         5,000,000
  Beta Finance Inc...............................       A-1+/P-1        5.82   1/28/98       5,000         5,000,000
  Beta Finance Inc...............................       A-1+/P-1        5.83    2/4/98       5,000         5,004,858
  Beta Finance Inc...............................       A-1+/P-1        6.12   6/10/98       8,000         8,000,000
  Beta Finance Inc. (b)..........................       A-1+/P-1        5.35*   7/1/97      10,000        10,000,000
                                                                                                      --------------
                                                                                                          33,004,858
                                                                                                      --------------
Total Short-Term Corporate Obligations (cost
  $122,221,093)..................................                                                        122,221,093
                                                                                                      --------------

                                                                       Continued

                                                       S&P/MOODY'S                        PRINCIPAL     AMORTIZED
                                                         RATINGS               MATURITY    AMOUNT          COST
                                                       (UNAUDITED)      RATE     DATE       (000)        (NOTE 2)
                                                       -----------      ----   --------   ---------   --------------
REPURCHASE AGREEMENTS -- 8.2%
  Daiwa Securities America, Inc., dated 6/30/97,
    (Collateralized by 9,669,000 U.S. Treasury
    Notes,
    7.13%, due 2/15/23, value--$10,210,464)......        A-2/P-2        5.50%   7/1/97     $10,000    $   10,000,000
  Daiwa Securities America, Inc., dated 6/30/97,
    (Collateralized by 30,246,000 U.S. Treasury
    Notes,
    7.25%, 5/15/16, value--$31,788,546)..........        A-2/P-2        5.85    7/1/97      31,135        31,135,000
  Goldman Sachs & Co., dated 6/30/97,
    (Collateralized by 46,810,000 U.S. Treasury
    Notes, 7.25%, 5/15/16, value--$48,986,665)...       A-1+/P-1        5.50    7/1/97      48,000        48,000,000
                                                                                                      --------------
Total Repurchase Agreements (cost $89,135,000)...                                                         89,135,000
                                                                                                      --------------
Total Investments (Amortized Cost
  $1,070,201,808)(a) -- 98.6%....................                                                      1,070,201,808
Assets in excess of other liabilities -- 1.4%....                                                         15,058,311
                                                                                                      --------------
TOTAL NET ASSETS -- 100.0%.......................                                                     $1,085,260,119
                                                                                                      ==============

---------------
Percentages indicated are based on net assets of $1,085,260,119.
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
(c) Rating from Duff & Phelps, Fitch, or IBCA.
 * Floating or variable rate securities. Maturity date reflects the date in which the interest rate resets. The rate resets daily, weekly, monthly or quarterly. The rate reflected is the rate as of June 30, 1997.
**  Implied long-term rating.

See Notes to financial statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost...............................................  $  981,066,808
  Repurchase agreements, at amortized cost...................................................      89,135,000
  Cash.......................................................................................             712
  Interest receivable........................................................................       7,067,050
  Receivable for investments sold............................................................      90,413,000
  Receivable from capital shares issued......................................................     148,152,750
  Prepaid expenses and other assets..........................................................         370,608
                                                                                               --------------
Total assets.................................................................................   1,316,205,928
                                                                                               --------------
LIABILITIES
  Dividends payable..........................................................................       1,599,598
  Payable for securities purchased...........................................................     134,127,188
  Payable for capital shares redeemed........................................................      94,460,352
  Accrued expenses and other payables:
    Advisory fees............................................................................          84,833
    Administration fees......................................................................          84,833
    Distribution fees........................................................................         556,208
    Other....................................................................................          32,797
                                                                                               --------------
Total liabilities............................................................................     230,945,809
                                                                                               --------------
NET ASSETS...................................................................................  $1,085,260,119
                                                                                               ==============
Shares Outstanding ($0.001 par value, 3 billion shares authorized)...........................   1,086,169,048
                                                                                               ==============
Net Asset Value, Offering Price and Redemption Price per Share...............................           $1.00
                                                                                                         ====
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par.............................................................  $    1,086,169
  Additional paid-in capital.................................................................   1,085,115,849
  Undistributed net investment income........................................................           4,084
  Accumulated net realized losses............................................................        (945,983)
                                                                                               --------------
Net Assets June 30, 1997.....................................................................  $1,085,260,119
                                                                                               ==============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest...........................................................................                 $29,043,605
Expenses
  Advisory fees....................................................................   $  522,000
  Administration fees..............................................................      522,000
  Special management services fees.................................................      521,981
  Distribution fees................................................................    3,132,002
  Custodian fees and expenses......................................................       75,157
  Registration fees................................................................      339,578
  Legal fees.......................................................................       40,141
  Insurance expense................................................................       23,025
  Reports to shareholders..........................................................       55,925
  Transfer agent fees and expenses.................................................      197,665
  Amortization of organization expenses............................................          560
  Audit fees.......................................................................       16,362
  Directors' fees..................................................................       23,690
  Other expenses...................................................................        1,748
                                                                                      ----------
    Total expenses before fee waivers and expense reimbursements...................    5,471,834
    Less: Fee waivers and expense reimbursements...................................     (521,981)
    Less: Expenses paid by third parties...........................................       (1,900)
                                                                                      ----------
Total Expenses.....................................................................                   4,947,953
                                                                                                    -----------
Net Investment Income..............................................................                  24,095,652

REALIZED GAINS FROM SECURITIES TRANSACTIONS
  Net realized gains from securities transactions..................................                      29,893
                                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................                 $24,125,545
                                                                                                     ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               Six Months
                                                                                  Ended             Year Ended
                                                                                June 30,           December 31,
                                                                                  1997                 1996
                                                                             ---------------      ---------------
                                                                               (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income....................................................  $    24,095,652      $    44,071,926
  Net realized gains from securities transactions..........................           29,893              136,504
                                                                             ---------------      ---------------
    Net increase in net assets resulting from operations...................       24,125,545           44,208,430
                                                                             ---------------      ---------------
Dividends to shareholders from net investment income
  Retail Shares............................................................      (24,095,652)         (43,484,087)
  Institutional Shares (b).................................................               --             (587,839)(a)
                                                                             ---------------      ---------------
Total dividends to shareholders from net investment income.................      (24,095,652)         (44,071,926)
                                                                             ---------------      ---------------
Portfolio Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed......................................    2,993,360,534        5,526,532,249
  Net asset value of shares issued to shareholders in reinvestment of
    dividends..............................................................       23,466,933           44,022,773
  Cost of shares redeemed..................................................   (2,938,861,997)      (5,381,923,610)
                                                                             ---------------      ---------------
    Net increase in net assets from Portfolio share transactions...........       77,965,470          188,631,412
                                                                             ---------------      ---------------
Total Increase.............................................................       77,995,363          188,767,916
NET ASSETS
  Beginning of period......................................................    1,007,264,756          818,496,840
                                                                             ---------------      ---------------
  End of period............................................................  $ 1,085,260,119      $ 1,007,264,756
                                                                             ===============      ===============
SHARE TRANSACTIONS:
  Issued...................................................................    2,993,360,534        5,526,532,249
  Reinvested...............................................................       23,466,933           44,022,773
  Redeemed.................................................................   (2,938,861,997)      (5,381,923,610
                                                                             ---------------      ---------------
  Change in shares.........................................................       77,965,470          188,631,412
                                                                             ===============      ===============

---------------
(a) For the period from January 1, 1996 through December 25, 1996.
(b) On December 26, 1996, the Portfolio terminated and redeemed its offering of Institutional Shares.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      S&P/MOODY'S                            PRINCIPAL    AMORTIZED
                                                        RATINGS                   MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
MUNICIPAL SECURITIES -- 103.1%
ALASKA -- 0.6%
  Valdez Alaska Marine Tax-Exempt Revenue, (Exxon
    Pipeline Co. Project) Series 85...............      A-1+/P-1         4.00%*    7/1/97     $   500    $    500,000
                                                                                                         ------------
ARIZONA -- 0.8%
  Phoenix, Arizona Industrial Development,
    Authority Multi-Family Housing Southwest
    Villages, LOC: Citibank.......................      A-1+/NR          4.15*     7/7/97         700         700,000
                                                                                                         ------------
CALIFORNIA -- 6.0%
  California Higher Education Loan Authority,
    Series D-2, LOC: Dresner......................      NR/VMIG1         3.95      7/1/98         500         500,035
  California Higher Education Loan Authority,
    Student Loan Revenue, LOC: National
    Westminster...................................      NR/VMIG1         3.95*     7/1/97         500         500,000
  California Statewide Community Development Tax &
    Revenue Anticipation Note.....................     SP1+/MIG1         4.50     6/30/98         600         604,074
  Contra Costa County, California Tax & Revenue
    Anticipation Notes............................     SP1+/MIG1         4.50      7/3/97       1,500       1,500,060
  Fresno, California Tax & Revenue Anticipation
    Notes.........................................      NR/MIG1          4.25     6/30/98         500         502,150
  Los Angeles, California Department of Water, CP,
    LOC: Toronto Dominion Bank of Novia Scotia....      A-1+/P-1         3.90     10/14/97        300         300,000
  Riverside County, California Tax & Revenue
    Anticipation Notes............................     SP1+/MIG1         4.50     6/30/98         300         301,581
  San Bernardino County, California Tax & Revenue
    Anticipation Notes............................     SP1+/MIG1         4.50     6/30/98         500         503,120
  South Coast, California Education, Local
    Education Agencies Tax & Revenue Anticipation
    Notes.........................................     SP1+/MIG1         4.50     6/30/98         500         503,360
                                                                                                         ------------
                                                                                                            5,214,380
                                                                                                         ------------
COLORADO -- 2.8%
  Northglenn, Colorado Industrial Development
    Revenue (Castle Gardens Retirement Center)
    LOC: Morgan Guaranty Trust....................      NR/VMIG          4.13*     7/1/97       2,400       2,400,000
                                                                                                         ------------

                                                                       Continued

                                                      S&P/MOODY'S                            PRINCIPAL    AMORTIZED
                                                        RATINGS                   MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
FLORIDA -- 9.1%
  Broward County, Florida School District.........     SP1+/MIG1         4.50%    4/22/98     $   500    $    502,235
  Dade County, Florida Health Facilities
    Authority, Hospital Revenue (Miami Children's
    Hospital Project) (AMBAC).....................      A-1+/NR          4.15*     7/1/97       2,600       2,600,000
  Dade County, Florida School District, General
    Obligation (FGIC).............................      AAA/Aaa          7.00      8/1/97         500         501,441
  Florida Municipal Power Authority, LOC: First
    Union, CP.....................................      A-1/P-1          3.65      8/8/97       1,000       1,000,000
  Florida Municipal Power Authority, LOC: First
    Union, CP.....................................       A1/P1           3.60     8/13/97       1,000       1,000,000
  Indian Trace Community Development District-
    Basin 1 Water Management, Series A
    (MBIA/Suisse Bank)............................     A-1+/VMIG1        4.15*     7/7/97       1,900       1,900,000
  Putnam County, Florida Development Authority,
    Pollution Control Revenue (Seminole Electric
    Co-Op, Inc.) SPA-National Rural Utility
    Finance.......................................     A-1+/MIG1         3.55*    9/15/97         500         500,000
                                                                                                         ------------
                                                                                                            8,003,676
                                                                                                         ------------
GEORGIA -- 3.2%
  De Kalb County, Georgia Tax & Revenue
    Anticipation Notes............................     SP1+/MIG1         4.50     12/31/97        500         501,093
  De Kalb, Georgia Private Hospital Authority,
    Revenue Anticipation Bonds, (Eagleston
    Childrens Health Center) LOC: Suntrust Bank...     A-1+/VMIG1        4.20*     7/7/97       1,800       1,800,000
  Georgia State, General Obligation, Series B.....      AA+/Aaa          6.75      3/1/98         500         509,815
                                                                                                         ------------
                                                                                                            2,810,908
                                                                                                         ------------
ILLINOIS -- 10.5%
  Illinois Educational Facilities Authority
    Revenue (Cultural Pool Project) LOC: First
    National Bank Chicago.........................      NR/VMIG1         4.20      7/1/97       1,400       1,400,000
  Illinois Educational Facilities Authority,
    Depaul University.............................     A-1+/VMIG1        4.25*     7/7/97       1,900       1,900,000
  Illinois Health Facilities Authority (Advocate
    Health Care Network) SPA -- First National
    Bank Northern Trust & Harris Trust............     A-1+/VMIG1        4.20*     7/1/97       2,060       2,060,000

                                                                       Continued

                                                      S&P/MOODY'S                            PRINCIPAL    AMORTIZED
                                                        RATINGS                   MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
  Illinois Health Facilities Authority Revenue
    (Central Dupage), Series 1990, LOC:
    Rabobank......................................      NR/VMIG1         4.10%*    7/1/97     $ 1,600    $  1,600,000
  Illinois Health Facilities Authority Revenue
    (Elmhurst Memorial Hospital Project), Series
    93B, SPA -- Toronto Dominion, La Salle........      NR/VMIG1         4.20*     7/1/97         600         600,000
  Illinois Health Facilities Authority Revenue,
    (Franciscan Sisters Health Project) SPA -
    Toronto Dominion, La Salle....................      NR/VMIG1         4.20*     7/1/97       1,600       1,600,000
                                                                                                         ------------
                                                                                                            9,160,000
                                                                                                         ------------
IOWA -- 3.1%
  Iowa Finance Authority, Small Business
    Development Revenue, Multi-Family Housing
    Village Court Assoc.-B........................      NR/VMIG1         4.13*     7/7/97       2,700       2,700,000
                                                                                                         ------------
KANSAS -- 2.7%
  Burlington Kansas, Pollution Control Revenue,
    (Kansas City Power & Light), CP, LOC: Toronto
    Dominion......................................      A-1/P-1          3.85     8/11/97       1,000       1,000,000
  City of Burlington, National Rural Utilities,
    (Kansas Electric Power), CP...................      A-1/P-1          3.65     8/14/97       1,000       1,000,000
  Kansas City, Kansas Industrial Revenue (PQ Corp.
    Project), LOC: Credit Suisse..................      NR/VMIG1         4.20      7/1/97         300         300,000
                                                                                                         ------------
  ................................................                                                          2,300,000
                                                                                                         ------------
KENTUCKY -- 0.6%
  Trimble County, Kentucky Pollution Control
    Revenue, (Louisville Gas & Electric) CP.......     A-1+/VMIG1        3.80     7/29/97         500         500,000
                                                                                                         ------------
LOUISIANA -- 6.3%
  Lake Charles Louisiana Harbor & Terminal
    District Revenue, (Reynolds Metals Co.
    Project) LOC: Canadian Imperial Bank..........      A-1+/NR          4.15*     7/1/97       2,000       2,000,000
  Lake Charles, Louisiana Harbor & Terminal
    District Revenue (Reynolds Metals Co. Project)
    LOC: ABN-AMRO, Bank N.V.......................      A-1+/NR          3.81*    12/1/97         500         500,171

                                                                       Continued

                                                      S&P/MOODY'S                            PRINCIPAL    AMORTIZED
                                                        RATINGS                   MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
  Louisiana Public Facilities Authority Revenue,
    Industrial Development, (Kenner Hotel Ltd)
    LOC: Deutsche Bank............................       NR/P-1          4.15%*    7/1/97     $ 1,000    $  1,000,000
  Plaquemenes, Louisiana Port Authority, Pollution
    Control Revenue (Tampa Electric), Tax Exempt
    CP............................................      A-1/P-1          3.80     10/7/97       2,000       2,000,000
                                                                                                         ------------
                                                                                                            5,500,171
                                                                                                         ------------
MARYLAND -- 1.2%
  Maryland Health & Higher Education, (John
    Hopkins), CP..................................      A-1+/P-1         3.85     8/15/97       1,000       1,000,000
                                                                                                         ------------
MASSACHUSETTS -- 2.2%
  Massachusetts, Health & Education (Boston
    University) LOC: Landesbank, CP...............      A-1/P-1          3.85     8/19/97         600         600,000
  Massachusetts, Water Resource Authority, LOC:
    Morgan Guaranty CP............................      A-1/P-1          3.65     8/22/97       1,300       1,300,000
                                                                                                         ------------
                                                                                                            1,900,000
                                                                                                         ------------
MICHIGAN -- 4.4%
  Michigan State Hospital Finance Authority
    Revenue, (St. Mary Hospital of Livonia
    Project), Series A, LOC: Comerica Bank........     A-1/VMIG1         4.15*     7/7/17       2,000       2,000,000
  Michigan State Strategic Funding, (DOW Chemical
    Co. Project)..................................      A-1/P-1          4.05*     7/1/97       1,300       1,300,000
  Michigan State, General Obligation Notes........     SP1+/MIG1         4.50     9/30/97         500         501,236
                                                                                                         ------------
                                                                                                            3,801,236
                                                                                                         ------------
MINNESOTA -- 1.2%
  Rochester, Minnesota Health Facilities
    Authority, (Mayo Clinic), CP..................      A-1/P-1          3.75     7/24/97       1,000       1,000,000
                                                                                                         ------------
NEVADA -- 2.7%
  Clark County, Nevada Airport Improvement
    Revenue, Series A-1, LOC: Union Bank of
    Switzerland...................................     A-1+/VMIG1        4.15*     7/7/97       2,300       2,300,000
                                                                                                         ------------
NEW HAMPSHIRE -- 0.6%
  Carroll County, New Hampshire Tax & Revenue
    Anticipation Notes............................       NR/NR           4.10     12/29/97        500         500,000
                                                                                                         ------------

                                                                       Continued

                                                      S&P/MOODY'S                            PRINCIPAL    AMORTIZED
                                                        RATINGS                   MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
NEW MEXICO -- 2.8%
  University of New Mexico, University Revenue
    (AMBAC).......................................     A-1+/VMIG1        4.15%     7/7/97     $ 2,400    $  2,400,000
                                                                                                         ------------
NEW YORK -- 12.8%
  Municipal Assistance Corp., New York, LOC:
    Landesbank, CP................................     A-1+/VMIG1        3.50     7/17/97         500         500,000
  Municipal Assistance Corporation for New York
    City, LOC: West Deutsche......................     A-1+/VMIG1        4.05      7/7/97         500         500,000
  Nassau County, New York Bond Anticipation Notes,
    General Obligation, Series A..................      SP1/MIG1         4.25     8/15/97       1,500       1,501,097
  Nassau County, New York General Improvement
    Bonds, Series U (AMBAC).......................      AAA/Aaa          5.13     11/1/97       1,000       1,004,767
  New York City, New York, CP, LOC: Rabobank
    (MBIA)........................................     A-1/VMIG1         3.70     8/12/97       1,000       1,000,000
  New York City, New York, CP, LOC: Rabobank
    (MBIA)........................................     A-1/VMIG1         3.80     9/12/97       1,000       1,000,000
  New York City, New York, Municipal Water CP,
    LOC: Westdeutsch, Bayer Landes H..............      A-1+/P-1         3.70     9/29/97       1,300       1,300,000
  New York State Energy Research & Development
    Authority, Pollution Control Revenue,
    (Orange/Rockland Utilities), Series A
    (AMBAC).......................................     A-1+/VMIG1        4.05*     7/7/97       1,400       1,400,000
  New York State Local Government Assistance
    Corp., Series A, LOC: Union Bank of
    Switzerland, Credit Suisse....................     A-1+/VMIG1        4.00*     7/7/97       1,500       1,500,000
  New York, New York General Obligation, LOC:
    Morgan Guaranty...............................     A-1+/VMIG1        4.15*     7/1/97         200         200,000
  New York, New York General Obligation, Series
    B.............................................     A-1+/VMIG1        5.50*     7/1/97         300         300,000
  Oyster Bay, New York Bond Anticipation Notes....       NR/NR           4.25*    10/3/97       1,000       1,001,208
                                                                                                         ------------
                                                                                                           11,207,072
                                                                                                         ------------

                                                                       Continued

                                                      S&P/MOODY'S                            PRINCIPAL    AMORTIZED
                                                        RATINGS                   MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
NORTH CAROLINA -- 2.3%
  North Carolina Educational Facilities, Finance
    Agency Revenue, (Duke University).............     A-1+/VMIG1        4.07%*    7/7/97     $ 1,700    $  1,700,000
  Raleigh Durham, North Carolina Airport
    Authority, Special Facilities Revenue, Series
    A, (American Airlines, Inc.) LOC: Royal Bank
    of Canada.....................................      A-1+/NR          4.10*     7/7/97         300         300,000
                                                                                                         ------------
                                                                                                            2,000,000
                                                                                                         ------------
OKLAHOMA -- 1.2%
  Tulsa, Oklahoma Parking Authority Revenue, First
    Mortgage (Williams Center Project), Series A,
    LOC: Nationsbank of Texas.....................      NR/VMIG1         3.90*    5/15/07       1,000       1,000,000
                                                                                                         ------------
OREGON -- 0.6%
  Oregon State Housing & Community Services,
    Single Family Mortgages.......................       NR/Aa2          3.95     5/14/98         500         500,000
                                                                                                         ------------
PENNSYLVANIA -- 5.2%
  Montgomery County, Pennsylvania Pollution
    Control Revenue, (PICO Energy), CP LOC:
    Deutsche Bank.................................      A-1+/P-1         3.85     8/20/97       2,000       2,000,000
  North Umberland, Pennsylvania Industrial
    Development Authority Revenue, (Merck
    Project)......................................      A-1+/NR          4.38*     7/7/97       2,000       2,000,000
  Temple University of the Commonwealth, System of
    Higher Education, University Funding
    Obligations...................................      SP1+/NR          4.75     5/18/98         500         503,594
                                                                                                         ------------
                                                                                                            4,503,594
                                                                                                         ------------
PUERTO RICO -- 1.7%
  Puerto Rico Commonwealth Tax & Revenue
    Anticipation Notes, Series A..................     SP1+/MIG1         4.00     7/30/97         500         500,071
  Puerto Rico, Government Development Bank CP.....      A-1+/P-1         3.80     8/21/97       1,000       1,000,000
                                                                                                         ------------
                                                                                                            1,500,071
                                                                                                         ------------
TENNESSEE -- 0.6%
  Metropolitan Government, Nashville & Davidson
    County Health & Education, CP (Vanderbilt
    University)...................................     A-1+/VMIG1        3.95*    11/1/97         500         500,000
                                                                                                         ------------

                                                                       Continued

                                                      S&P/MOODY'S                            PRINCIPAL    AMORTIZED
                                                        RATINGS                   MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
TEXAS -- 10.0%
  Austin, Texas CP, Utility System, LOC: Morgan
    Guaranty......................................      A-1+/P-1         3.75%    10/10/97    $   500    $    500,000
  Brazos River, Texas Harbor Industrial
    Development, (Dow Chemical) CP................      A-1/P-1          3.60      8/7/97       1,000       1,000,000
  Dallas, Texas Area Rapid Transit, LOC: Credit
    Suisse, Swiss Bank, CP........................      A-1/P-1          3.55      8/1/97       1,000       1,000,000
  Gulf Coast, Texas Pollution Control Revenue
    (Exxon), CP...................................      A-1/P-1          3.80     7/30/97       1,000       1,000,000
  Houston, Texas Series A, CP.....................      A-1/P-1          3.75     11/14/97        400         400,000
  Houston, Texas Water Systems Revenue Bonds......      AAA/Aaa          7.40     12/1/97       1,000       1,034,975
  Port Corpus, Texas, INT of Corpus Christie
    Authority of Nucus, Pollution Control Revenue
    (Koch Retinery), CP...........................      A-1+/P-1         3.85     9/10/97         695         695,000
  Texas State Tax & Revenue Anticipation Notes....     SP1+/MIG1         4.75     8/29/97       2,550       2,554,022
  Tom Green County, Texas Health Facilities
    Development Authority (Universal Health
    Services), LOC: Morgan Guaranty...............      A-1+/NR          4.10*     7/7/97         600         600,000
                                                                                                         ------------
                                                                                                            8,783,997
                                                                                                         ------------
UTAH -- 0.7%
  Salt Lake County, Utah Pollution Control
    Revenue, (SVC Station Holdings Project).......     A-1A+/P-1         4.10      7/1/97         600         600,000
                                                                                                         ------------
WASHINGTON -- 2.7%
  Washington State General Obligation, Series 96B,
    SPA Landesbank Hessen.........................     A-1+/VMIG1        4.10      7/7/97       2,300       2,300,000
                                                                                                         ------------
WISCONSIN -- 3.5%
  Milwaukee, Wisconsin Revenue School Order Notes,
    Series B......................................     SP1+/MIG1         4.25      7/1/97       1,000       1,000,991
  Wisconsin, LOC: West Deutsche, Bayer, Landes H,
    CP............................................     SP1+/MIG1         3.75     9/12/97       2,000       2,000,000
                                                                                                         ------------
                                                                                                            3,000,991
                                                                                                         ------------

                                                                       Continued

                                                      S&P/MOODY'S                            PRINCIPAL    AMORTIZED
                                                        RATINGS                   MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
WYOMING -- 1.0%
  Lincoln County, Wyoming Pollution Control
    Revenue, (Exxon Project)......................      A-1+/P-1         4.10%*   11/1/14     $   700    $    700,000
  Platte County, Wyoming Pollution Control
    Revenue, LOC: Societe Generale................       NR/P-1          4.20*     7/1/97         200         200,000
                                                                                                         ------------
                                                                                                              900,000
                                                                                                         ------------
Total Municipal Securities (cost $89,486,096).....                                                         89,486,096
                                                                                                         ------------
Total Investments (Amortized Cost
  $89,486,096)(a) -- 103.1%.......................                                                         89,486,096
Liabilities in excess of other assets (3.1)%......                                                         (2,706,742)
                                                                                                         ------------
TOTAL NET ASSETS -- 100.0%........................                                                       $ 86,779,354
                                                                                                         ============

---------------
Percentages indicated are based on net assets of $86,779,354.
(a) Cost for federal income tax and financial reporting purposes are the same.
* Floating or variable rate securities. Maturity date reflects the date in which the interest rate resets. The rate resets daily, weekly, monthly, or quarterly. The rate reflected is the rate as of June 30, 1997.

AMBAC = Insured by AMBAC Indemnity Corporation
NR = No Rating
LOC = Letter of Credit

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............................................   $   89,486,096
  Cash......................................................................................            1,278
  Interest receivable.......................................................................          644,411
  Receivable for investments sold...........................................................        2,200,000
  Receivable from capital shares issued.....................................................        1,118,458
  Prepaid expenses..........................................................................           51,993
                                                                                                  -----------
Total assets................................................................................       93,502,236
                                                                                                  -----------
LIABILITIES
  Dividends payable.........................................................................           91,252
  Payable for securities purchased..........................................................        3,424,175
  Payable for capital shares redeemed.......................................................        3,091,984
  Accrued expenses and other payables:
    Advisory fees...........................................................................            7,214
    Administration fees.....................................................................            2,886
    Distribution fees.......................................................................           58,286
    Other...................................................................................           47,085
                                                                                                  -----------
Total liabilities...........................................................................        6,722,882
                                                                                                  -----------
NET ASSETS..................................................................................   $   86,779,354
                                                                                                  ===========
Shares Outstanding ($0.001 par value, 3 billion shares authorized)..........................       86,780,082
                                                                                                  ===========
Net Asset Value, Offering Price and Redemption Price per Share..............................            $1.00
                                                                                                         ====
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................................................   $       86,780
  Additional paid-in capital................................................................       86,693,302
  Accumulated net realized losses on investment transactions................................             (728)
                                                                                                  -----------
Net Assets June 30, 1997....................................................................   $   86,779,354
                                                                                                  ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest.............................................................................                $1,637,230
Expenses
  Advisory fees......................................................................   $  45,482
  Administration fees................................................................      45,482
  Special Management Services fees...................................................      45,566
  Distribution fees..................................................................     272,891
  Custodian fees and expenses........................................................      39,761
  Registration fees..................................................................      49,270
  Legal fees.........................................................................       5,927
  Insurance expense..................................................................       3,630
  Reports to shareholders............................................................       7,135
  Transfer agent fees and expenses...................................................      11,095
  Amortization of organization expenses..............................................       1,408
  Audit fees.........................................................................       7,645
  Directors' fees....................................................................       1,802
  Other expenses.....................................................................         183
                                                                                        ---------
    Total expenses before fee waivers and expense reimbursements.....................     537,277
    Less: Fee waivers and expense reimbursements.....................................    (202,009)
                                                                                        ---------
Total Expenses.......................................................................                   335,268
                                                                                                     ----------
Net Investment Income................................................................                 1,301,962
REALIZED LOSSES FROM SECURITIES TRANSACTIONS
  Net realized loss from securities transactions.....................................                      (728)
                                                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................                $1,301,234
                                                                                                     ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               For the period
                                                                                                from October
                                                                              Six Months             7,
                                                                                 Ended          1996 through
                                                                               June 30,         December 31,
                                                                                 1997              1996*
                                                                             -------------     --------------
                                                                              (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income....................................................  $   1,301,962      $    558,131
  Net realized loss from securities transactions...........................           (728)               --
                                                                             -------------     --------------
    Net increase in net assets resulting from operations...................      1,301,234           558,131
                                                                             -------------     --------------
Dividends to shareholders from net investment income.......................     (1,301,962)         (558,131)
                                                                             -------------     --------------
Portfolio Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed......................................    239,082,658       166,978,246
  Net asset value of shares issued to shareholders in reinvestment of
    dividends..............................................................      1,259,808           460,012
  Cost of shares redeemed..................................................   (233,971,656)      (87,028,986)
                                                                             -------------     --------------
    Net increase in net assets from Portfolio share transactions...........      6,370,810        80,409,272
                                                                             -------------     --------------
Total Increase.............................................................      6,370,082        80,409,272
NET ASSETS
  Beginning of period......................................................     80,409,272                --
                                                                             -------------     --------------
  End of period............................................................  $  86,779,354      $ 80,409,272
                                                                              ============     ===============
SHARE TRANSACTIONS:
  Issued...................................................................    239,082,658       166,978,246
  Reinvested...............................................................      1,259,808           460,012
  Redeemed.................................................................   (233,971,656)      (87,028,986)
                                                                             -------------     --------------
  Change in shares.........................................................      6,370,810        80,409,272
                                                                              ============     ===============

---------------
* Period from commencement of operations.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc., (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising twelve portfolios. The accompanying financial statements and notes relate only to the Correspondent Cash Reserves Money Market Portfolio (the "Money Market Portfolio") and the Correspondent Cash Reserves Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio"), which commenced operations on October 7, 1996 (together the "Portfolios"). The Money Market Portfolio's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by making investments in short-term money market obligations. The Tax Free Money Market Portfolio seeks to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity by investing in short-term municipal obligations.

     Before December 26, 1996, the Money Market Portfolio issued two classes of shares (Retail shares and Institutional shares). On December 26, 1996 the Portfolio terminated and redeemed its offering of Institutional shares. Currently both Portfolios have only one class of shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Portfolio in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A) Securities Valuation and Restrictions

     Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. The Portfolios may not a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

B) Security Transactions and Investment Income

     Security transactions are recorded on the trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C) Repurchase Agreements

     The Money Market Portfolio's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Money Market Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

D) Expenses

     Organization costs have been deferred and are being amortized by the Portfolios on a straight-line basis over five years. Direct expenses of the Portfolios are borne solely by each Portfolio and general Fund expenses are allocated among the Fund's respective investment portfolios based on the relative net assets of each Portfolio.

E) Federal Income taxes

     It is the policy of the Portfolios to meet the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their income to shareholders. Therefore, no federal income tax provision is required.

     At December 31, 1996, the Money Market Portfolio had capital loss carryovers of approximately $975,876 which are available to offset future net realized gains on securities transactions to the extent provided for in the Code. Such capital loss carryover will expire in fiscal year 2002. The Tax Free Money Market Portfolio did not have any capital loss carryover available.

F) Dividends and Distributions

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Portfolios' capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets are not affected by this change.

G) Other

     Each Portfolio maintains a cash balance with its custodian and receives a reduction of their custody fees for the amounts of interest earned on such uninvested cash balance. For financial reporting purposes, custody fees and expenses paid by third parties were increased by $1,900 for the Money Market Portfolio and $0 for the Tax Free Money Market Portfolio for the six months ended June 30, 1997. There was no effect on net investment income. The Portfolios could have invested such cash amounts in an income producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Mitchell Hutchins Asset Management Inc. ("Mitchel Hutchins"), a wholly-owned subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as the Portfolios' investment adviser. BISYS Fund Services Limited Partnership ("BISYS") serves as the Portfolios' administrator and distributor of Portfolio shares. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

     As investment adviser, Mitchell Hutchins supervises and assists in the overall operations of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, Mitchell Hutchins is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the six months ended June 30, 1997, there were no waivers with respect to the Money Market Portfolio and Mitchell Hutchins waived fees of $14,024 with respect to the Tax Free Money Market Portfolio.

     As administrator, BISYS assists in supervising the operations of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the six months ended June 30, 1997, there were no waivers with respect to the Money Market Portfolio and BISYS waived fees of $38,201 with respect to the Tax Free Money Market Portfolio.

     Under the terms of the Special Management Services Agreement, the Portfolios have agreed to pay Mitchell Hutchins and BISYS each a monthly fee at the annual rate of 0.05% of the average daily net assets of each Portfolio for certain services, other than those provided pursuant to the Portfolios' Distribution Plan. These services include developing and monitoring customized investor programs including individual retirement accounts and other ERISA options, automatic deposit and withdrawal programs and other programs requested by certain securities dealers that have entered into securities clearing arrangements with PaineWebber. Mitchell Hutchins and BISYS together waived $521,981 for the Money Market Portfolio and $45,566 for the Tax Free Money Market Portfolio for the six months ended June 30, 1997, under the Special Management Services Agreement, which represented 100% of the fee charged.

     The Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, the Portfolios are authorized to pay Correspondent Services Corporation (CSC), an affiliate of PaineWebber, and certain securities dealers that have entered into clearing arrangements with CSC, a monthly fee at an annual rate of up to 0.60% of the average daily net assets of each Portfolio's shares held in accounts serviced by such firms. Such fees will be paid in respect of certain services provided by such firms, including answering client inquiries regarding the Portfolios; assisting clients in changing dividend options, account designations and addresses; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; investing client cash account balances automatically in Portfolio shares; providing periodic statements showing a client's account balance and integrating such statements with those of other transactions and balances in the client's other accounts serviced by such firm; arranging for bank wires; and such other services as the clients may request. For the six months ended June 30, 1997, the Money Market Portfolio incurred expenses of $3,132,002 and the

Tax Free Money Market Portfolio incurred expenses of $272,891 pursuant to the Distribution Plan. For the six months ended June 30, 1997, CSC waived fees of $0 for the Money Market Portfolio and $104,218 for the Tax Free Money Market Portfolio.

     Certain Directors and officers of the Fund are "affiliated persons" (as defined in the Act) of BISYS. Each "non-affiliated" Director receives an annual fee of $12,000 and a meeting fee of $1,500 per meeting for services relating to all of the portfolios constituting that Fund.

NOTE 4 -- CONCENTRATION OF CREDIT RISK

     The Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality U.S. dollar denominated money market instruments as disclosed in the portfolio of investments by security type. The Tax Free Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality municipal obligations.

     The Money Market Portfolio had the following concentration by security type at June 30, 1997 (as a percentage of total investments):

Commercial Paper..................     50.1%
Certificates of Deposit...........     18.0%
Short Term Corporate
  Obligations.....................     11.4%
U.S. Government Obligations and
  Agency Obligations..............      7.1%
Bank Notes........................      5.1%
Other.............................      8.3%
                                         ---
                                      100.0%
                                         ===

     The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               YEAR ENDED
                                              ----------------------------------------------------------------------------
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  1996            1995            1994            1993            1992
                              SIX MONTHS      ------------    ------------    ------------    ------------    ------------
                                 ENDED
                               JUNE 30,
                                 1997
                              -----------
                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD...................... $   0.9991       $   0.9986       $ 0.9975        $ 0.9999        $ 1.0000        $ 1.0000
                              ----------       ----------       --------        --------        --------        --------
Income from investment
 operations
 Net investment income.......     0.0229           0.0462         0.0512          0.0340          0.0245          0.0306
 Net realized gains (losses)
   from securities
   transactions..............         --           0.0005         0.0011         (0.0024)        (0.0001)             --
                              ----------       ----------       --------        --------        --------        --------
 Net income from investment
   operations................     0.0229           0.0467         0.0523          0.0316          0.0244          0.0306
                              ----------       ----------       --------        --------        --------        --------
Dividends from net investment
 income......................    (0.0229)         (0.0462)       (0.0512)        (0.0340)        (0.0245)        (0.0306)
                              ----------       ----------       --------        --------        --------        --------
 Net change in net asset
   value.....................         --           0.0005         0.0011         (0.0024)        (0.0001)             --
                              ----------       ----------       --------        --------        --------        --------
NET ASSET VALUE, END OF
 PERIOD...................... $   0.9991       $   0.9991       $ 0.9986        $ 0.9975        $ 0.9999        $ 1.0000
                              ==========       ==========       ========        ========        ========        ========
Total Return.................       2.31%(a)         4.72%          5.24%           3.45%           2.48%           3.11%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (000's)................... $1,085,260       $1,007,265       $779,011        $458,092        $331,210        $267,895
 Ratio of expenses to average
   net assets................       0.95%(b)         0.88%          0.85%           0.94%           1.02%           1.12%
 Ratio of net investment
   income to average net
   assets....................       4.62%(b)         4.65%          5.14%           3.47%           2.44%           3.01%
 Ratio of expenses to average
   net assets *..............       1.05%(b)**        1.01%**       1.03%           1.12%           1.20%           1.35%
 Ratio of net investment
   income to average net
   assets *..................       4.52%(b)         4.53%          4.96%           3.29%           2.26%           2.78%

---------------
 * During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1997 and the year ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
(a) Not annualized.
(b) Annualized.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                             FOR THE PERIOD
                                                                              SIX MONTHS     FROM OCTOBER 7,
                                                                                ENDED         1996 THROUGH
                                                                               JUNE 30,       DECEMBER 31,
                                                                                 1997            1996 *
                                                                              ----------     ---------------
                                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................................   $ 1.0000          $1.0000
                                                                                -------          -------
Income from investment operations
  Net investment income.....................................................     0.0142           0.0100
                                                                                -------          -------
  Net income from investment operations.....................................     0.0142           0.0100
                                                                                -------          -------
Dividends from net investment income........................................    (0.0142)         (0.0100)
                                                                                -------          -------
Net change in net asset value...............................................         --               --
                                                                                -------          -------
NET ASSET VALUE, END OF PERIOD..............................................   $ 1.0000          $1.0000
                                                                                =======          =======
Total Return................................................................       1.43%(a)         0.66%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................................   $ 86,779          $80,409
  Ratio of expenses to average net assets...................................       0.74%(b)         0.74%(b)
  Ratio of net investment income to average net assets......................       2.86%(b)         2.80%(b)
  Ratio of expenses to average net assets **................................       1.18%(b)         1.20%(b)(c)
  Ratio of net investment income to average net assets **...................       2.42%(b)         2.34%(b)

---------------
 * Period from commencement of operations.
 ** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) During the year ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

See Notes to Financial Statements.

                               CORRESPONDENT CASH

                 ---------------------------------------------
                  --------------------------------------------
                                    RESERVES

---------------------------------------------------
THE INFINITY MUTUAL FUNDS, INC.
3435 Stelzer Road
Columbus, OH 43219

---------------------------------------------------

INVESTMENT ADVISER
MITCHELL HUTCHINS ASSET MANAGEMENT INC.
1285 Avenue of the Americas
New York, NY 10019

---------------------------------------------------

ADMINISTRATOR
BISYS FUND SERVICES, LLP
3435 Stelzer Road
Columbus, OH 43219

---------------------------------------------------

DISTRIBUTOR
BISYS FUND SERVICES, LLP
3435 Stelzer Road
Columbus, OH 43219

---------------------------------------------------

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286

---------------------------------------------------

TRANSFER AGENT
& DIVIDEND DISBURSING AGENT
BISYS FUND SERVICES OHIO, INC.
3435 Stelzer Road
Columbus, OH 43219

                               CORRESPONDENT CASH

                 ---------------------------------------------
                  --------------------------------------------
                                    RESERVES

                                      LOGO

                               SEMI-ANNUAL REPORT
                               ------------------

                                 JUNE 30, 1997

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

               (LOGO)

COICCRD97SA                                                                 8/97